Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	RM	USD
Paid-up capital
Balance at July 1, 2022, June 30, 2023, and June 30, 2024	8,750,000	2,500,000	11,250,000	482	102